Borrowings - Schedule of Future Maturities of Long-Term Borrowings (Details)	Sep. 30, 2025 USD ($)
Schedule of Future Maturities of Long-Term Borrowings [Abstract]
2026	$ 5,569,153
2027	41,146
2028	1,393,944
2029	43,578
2030	4,883,625
Thereafter	113,849
Total long-term borrowings	$ 12,045,295